Financing (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Components of Debt
The components of the Company’s debt as of December 31 were as follows (amounts in millions):

	Outstanding Amount
Description and Aggregate Principal Amount	2023	2022
5.50% senior unsecured notes due 9/18/2026 ($700 million) (the “2026 Notes”)	$696	$—
5.35% senior unsecured notes due 9/18/2028 ($700 million) (the “2028 Notes”)	695	—
4.15% senior unsecured notes due 9/19/2031 (€500 million) (the “2031 Notes”)	546	—
5.45% senior unsecured notes due 9/18/2033 ($700 million) (the “2033 Notes”)	692	—
Long-term debt	$2,629	$—

Schedule of Maturities of Long-term Debt	The Company’s minimum principal payments for the next five years are as follows ($ in millions):
2024	$—
2025	—
2026	700
2027	—
2028	700
Thereafter	1,233